Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Remaining Options Outstanding, Beginning balance	6,294,226	757,977	757,977
Number of Shares Remaining Options, Granted	5,455,092	0	5,536,249	757,977
Number of Shares Remaining Options, Forfeited
Number of Shares Remaining Options, Exercised
Number of Shares Remaining Options Outstanding, Ending balance	11,749,318		6,294,226	757,977
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.59	$ 1.59	$ 1.59
Weighted Average Exercise Price, Granted	1.59		1.59	1.59
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding, Ending	$ 1.59		$ 1.59	$ 1.59
Weighted Average Life (Years), Outstanding, Beginning	10 years		10 years
Weighted Average Life (Years), Granted	9 years 11 months 12 days		10 years	10 years
Weighted Average Life (Years), Outstanding. Ending	9 years 11 months 23 days		10 years	10 years
Intrinsic Value, Outstanding Beginning
Intrinsic Value, Outstanding Ending